SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18     SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (‘‘the 2016 Plan’’) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the ‘‘Awards’’) to key employees and directors. The maximum aggregate number of shares, which may be subject to Awards under the Plan, is 56,707,560.

Options to directors, officers and employees

In July 2014, the Company granted 12,394,753 share options to employees, officers and directors at an exercise price of US$0.7792 (RMB4.7943) per option. The options have a contractual term of five to six years.

The options vest in accordance with the vesting schedules set out in the respective share option agreements as follows: (1) 63% on the date of grant, 1/48 each month thereafter; (2) 71% on the date of grant, 1/48 each month thereafter; (3) 75% on the date of grant, 1/48 each month thereafter; or (4) 95% on the date of grant, 1/40 each month thereafter.

On May 1, 2016, the Company granted 11,084,840 share options to employees, officers and directors. These share options were fully vested upon the date of grant for past services and have an exercise price of US$0.7792 (RMB 5.0328) per option. The options have a contractual term of five years.

Options to non-employee consultants

In July 2014, the Company granted the following share options to external consultants at an exercise price of US$0.7792 (RMB4.8) per option. The options have a contractual term of five years.

The services performed or to be performed by these external consultants include marketing, technical consultancy, manage telecommunication relationships, strategic, business, operation, and financial planning services.

•	4,158,315 share options to a group of external consultants. Such options vested immediately on the date of grant for services performed and completed by the consultants.

•

1,275,000 share options to a consultant. 75% of the options (or 956,250 options) vested immediately on the date of grant for services performed and completed while the remaining 318,750 options vest monthly thereafter in eleven equal monthly instalments for future ongoing services. As of December 31, 2015 and 2016, all options were vested.

•

400,000 share options to a group of external consultants for further services upon a QIPO. 1/3 of the options vest upon the completion of a QIPO, 1/3 vest upon the 2nd anniversary of a QIPO and 1/3 vest upon the 3rd anniversary of a QIPO. As of December 31, 2015 and 2016, 400,000 and 266,666 forfeitable and unvested non-employee options remained unvested.

In January 2015, the Company granted 1,000,000 share options to an external consultant at an exercise price of US$0.7792 (RMB4.8) per option. The options vest every six months in six equal instalments for future ongoing services. The options have a contractual term of five years. As of December 31, 2015 and 2016, 666,667 and 333,334 forfeitable and unvested non-employee options remained unvested.

These consulting service contracts do not contain a performance commitment. Options to non-employees are forfeitable if not vested. The Company determined that these non-employee options are considered indexed to its own stock and would be equity-classified.

Options that are forfeitable and vest upon the non-employee providing future services are measured at the fair value of the date the performance is completed, which generally coincides with the date on which the options vest and are no longer forfeitable. In accordance with ASC 505-50-S99-1, such options are treated as unissued for accounting purposes until the future services are performed by the non-employees and received by the Company (that is, the options are not considered issued until they vest). During reporting periods prior to completion of performance, the Company measures the cost of the services based on the fair value of the share options at each reporting date using the valuation model applied in previous periods. The portion of the services that the non-employee has rendered is applied to the current measure of fair value to determine the cost to recognize. Changes in the Company’s share price from the grant date to the vesting date result in adjustments to the reported costs of services in each period until performance is completed.

A summary of the option activity is as follows:

	Number of options	Weighted average exercise price	Weighted average grant-date fair value per option
		(RMB)	(RMB)
Options outstanding at January 1, 2014	—	—	—
Granted	17,642,130	4.8	1.9
Forfeited	(178,923)	4.8	1.9

Options outstanding at December 31, 2014	17,463,207
Granted	519,271	4.8	1.9
Forfeited	(788,944)	4.8	1.9

Options outstanding at December 31, 2015	17,193,534	4.8	1.9
Granted	11,551,507	5.2	4.9
Forfeited	(155,259)	4.8	1.9

Options outstanding at December 31, 2016	28,589,782	5.2	3.2

Options vested and expect to vest at December 31, 2016	28,589,782	5.2	3.2

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2016:

	Number of shares	Weighted average remaining contractual life	Weighted average exercise price
		(years)	(RMB)

Options outstanding and exercisable	28,589,782	3.2	5.2

As of December 31, 2015 and 2016, 1,066,667 and 600,000 forfeitable and unvested non-employee options, respectively, were treated as unissued for accounting purposes and were not included in the table above. As of December 31, 2016, there were no unvested employee stock options.

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following assumptions used.

Grant date:	July 2014		January 2015		May 2016
Risk-free rate of return	2.25%		2.27%		1.98%
Volatility	31.40%		29.80%		28.50%
Expected dividend yield	—		—		—
Exercise multiple	2.20		2.20		2.20
Fair value of underlying ordinary share	US$	0.88	US$	0.90	US$	1.51
	RMB	(5.35)	RMB	(5.5)	RMB	(9.8)
Expected term	5-6 years		5 years		5 years

(1)	Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option, which, if achieved, results in exercise of the option.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation with the assistance of a third party appraiser.

Settlement of liability-classified restricted shares award

In May 2016, the Board resolved to pay RMB 11,733 to its directors, of which RMB 4,194 will be settled in cash and RMB7,539 will be settled by issuing of a variable number of the Company’s shares that have an equal value. Accordingly, the Company recorded an expense in general and administrative expenses and a liability of RMB11,733. In August 2016, the Company paid cash of RMB4,194 and issued 877,400 fully vested restricted shares to its directors to fully settle such obligation. Fifty percent (50%) of the restricted shares may not be sold or otherwise disposed of for one year from the grant date. The number of restricted shares required to be issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB7,539. Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In December 2016, the Company granted 12,910,080 non-vested restricted shares to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance condition, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares is determined on the fair value of the acquisition date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service condition attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable.

A summary of the restricted share activity is as follows:

	Number of Shares	Weighted average grant- date fair value per share (RMB)

Unvested at January 1, 2016	—
Granted	13,787,480	6.1
Vested	(877,400)	(8.6)
Forfeited	—	—

Unvested at December 31, 2016	12,910,080	6.0

The Company recognized share-based compensation expenses of RMB 4,697 for the year ended December 31, 2016 related to the restricted share award granted in December 2016. As of December 31, 2016, total unrecognized compensation expense relating to the unvested shares was RMB72,720. The expense is expected to be recognized over a weighted average period of 2.1 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the year ended December 31, 2016.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	December 2016
Risk-free rate of return	0.68~1.65%
Volatility	22.35~24.80%
Expected dividend yield	—
Share price at grant date	US$1.24
(RMB 8.6)
Expected term	1~5 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the implied yield of zero-coupon United States Government Bond for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A  summary of share-based compensation expenses for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Year ended December 31,
	2014	2015	2016

Costs of revenue	2,851	484	2,114
Selling and marketing expenses	1,957	325	6,590
General and administrative expenses	22,525	3,252	55,409
Research and development expenses	—	—	52

Total share-based compensation expenses	27,333	4,061	64,165